Dividend Income (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue From Dividends [Abstract]
Schedule of revenue from dividends [Table Text Block]

Details of dividend income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Financial assets at FVTPL (IFRS 9)	—	67,892	86,979
Financial assets at FVTPL (IAS 39)	446	—	—
Financial assets at FVTOCI	—	22,660	20,980
AFS financial assets	124,546	—	—

Total	124,992	90,552	107,959

Details of dividend income related to financial assets at fair value through other comprehensive income

Details of dividends related to financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019
Dividend income recognized from assets held
Equity securities	22,386	20,980
Dividend income recognized in assets derecognized	274	—

Total	22,660	20,980